Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Consolidated statement of cash flows
Cash outflow on derivative financial instruments	€ 273	€ 0
Cash and cash equivalents	5,866		€ 13,637
Bank overdrafts	€ 139		€ 32